Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense

	2023	2022	2021
Current taxes expense -
Current period	$(76,630)	$(45,561)	$(8,892)
Adjustment for prior period	18	626	2,397
	$(76,612)	$(44,935)	$(6,495)
Deferred taxes expenses -
Origination and reversal of temporary differences	(20,393)	4,759	(3,991)
Total income tax	$(97,005)	$(40,176)	$(10,486)

Summary of Balances of Deferred Taxes
The balances of deferred taxes are as follows:

	Statement of financial position		Statement of profit or loss
	2023	2022	2023	2022	2021
Deferred tax liabilities
Maintenance deposits	$(5,972)	$(11,945)	$(5,973)	$(5,973)	$(5,973)
Prepaid dividend tax	(30,984)	(5,801)	25,183	3,798	2,003
Property and equipment	389	944	555	558	606
Right of use assets	(17,136)	—	17,136	—	—
Other	(1,385)	(1,738)	(353)	(141)	379
Set off tax	18,719	1,969	(16,750)	(453)	(423)
	$(36,369)	$(16,571)	$19,798	$(2,211)	$(3,408)
Deferred tax assets
Provision for return conditions	$11,521	$9,807	$(1,714)	$(1,243)	$4,101
Air traffic liability	2,089	2,686	597	(224)	24
Lease Liability	18,971	—	(18,971)	—	—
Other provisions	3,849	1,946	(1,903)	161	(1,485)
Tax loss	12,437	18,273	5,836	(1,695)	4,336
Set off tax	(18,719)	(1,969)	16,750	453	423
	$30,148	$30,743	$595	$(2,548)	$7,399
	$(6,221)	$14,172	$20,393	$(4,759)	$3,991

Summary of Reconciliation of Effective Tax Rate
Reconciliation of the effective tax rate is as follows:

	Tax rate	2023	Tax rate	2022	Tax rate	2021
Net profit		$514,097		$348,054		$43,844
Total income tax expense		97,005		40,176		10,486
Profit excluding income tax		611,102		388,230		54,330
Income taxes at Panamanian statutory rates	25.0%	152,776	25.0%	97,057	25.0%	13,583
Stations - Taxable / Panama	(10.2%)	(62,113)	(16.8%)	(65,384)	15.4%	8,379
Stations - Taxable / Non Panama	(0.7%)	(4,414)	0.2%	945	10.3%	5,605
Stations - Non Taxable / Non Panama	(1.1%)	(6,483)	(2.3%)	(8,961)	(27.0%)	(14,684)
Dividend tax	2.8%	17,257	4.4%	17,145	—%	—
Over provided in prior periods	—%	(18)	(0.1%)	(626)	(4.4%)	(2,397)
Provision for income taxes	15.9%	$97,005	10.4%	$40,176	19.3%	$10,486